RECLAMATION AND REMEDIATION PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of other provisions [line items]
Disclosure of detailed information about reclamation and remediation provisions, by site

	December 31, 2021			December 31, 2020
	Total	Current	Non-current	Total	Current	Non-current
Tucano	$14,280	$—	$14,280	$15,241	$—	$15,241
GMC	8,512	114	8,398	8,184	348	7,836
Topia	7,882	—	7,882	6,601	—	6,601
Coricancha	40,196	292	39,904	38,299	610	37,689
	$70,870	$406	$70,464	$68,325	$958	$67,367

Disclosure of detailed information about reclamation and remediation provisions

	December 31,	December 31,
	2021	2020
Balance, beginning of year	$68,325	$55,574
Change in estimates (a)	1,782	16,607
Accretion	2,225	1,517
Reclamation work performed	—	(902)
Foreign exchange	(1,462)	(4,471)
Balance, end of year	$70,870	$68,325

(a)     Change in estimates

Reclamation and remediation provisions are adjusted for changes in estimates related to changes in inflation assumptions, discount rates, timing of planned reclamation and changes in estimates of costs.

Disclosure of detailed information about reclamation costs provision for change in estimates

	2021	2020
Topia	$1,072	$2,151
Tucano	(1,035)	1,092
GMC(i)	(208)	(343)
Change in estimate recorded to mineral properties, plant and equipment	(171)	2,941
Coricancha(ii)	1,562	13,666
GMC(i)	391	41
	$1,782	$16,607

(i)	The GMC related property plant and equipment were fully amortized during the year ended December 31, 2021, and accordingly the remaining change in estimate was expensed.
(ii)	The change in estimate relating to Coricancha for the year ended December 31, 2021 adjusts reimbursement rights receivable by $0.6 million (2020 - $2.9 million) and exploration and evaluations assets by $1.0 million (2020 - $10.7 million).

Topia Mine [Member]
Disclosure of other provisions [line items]
Disclosure of detailed information about assumptions of reclamation and remediation provisions

	2021	2020
Total estimated future cash flows	$23,052	$18,895
Expected settlement of obligations (years)	2021 - 2043	2021 – 2043
Weighted average risk-free rate (discount rate)
GMC	7.6%	4.6%
Topia	7.6%	4.8%

Coricancha Mining Complex [Member]
Disclosure of other provisions [line items]
Disclosure of detailed information about assumptions of reclamation and remediation provisions

	2021	2020
Total estimated future cash flows	$44,047	$42,725
Expected settlement of obligations (years)	2022 - 2044	2021 – 2049
Weighted average risk-free rate (discount rate)	1.3%	0.8%

Tucano [Member]
Disclosure of other provisions [line items]
Disclosure of detailed information about assumptions of reclamation and remediation provisions

	2021	2020
Total estimated cash flows	$20,969	$22,594
Expected settlement of obligations (years)	2024 - 2029	2024 - 2029
Weighted average risk-free rate (discount rate)	11.3%	6.7%